Advances to joint ventures (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Advances to Joint Ventures [Line Items]
Due from Joint Ventures	$ 13,991	$ 18,952
Shareholder Loans [Member]
Advances to Joint Ventures [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.00%
SRV Joint Gas Ltd [Member]
Advances to Joint Ventures [Line Items]
Due from Joint Ventures	$ 7,200	9,800
SRV Joint Gas Two Ltd [Member]
Advances to Joint Ventures [Line Items]
Due from Joint Ventures	$ 6,800	$ 9,100